Note 12 - Financial Instruments and Fair Value Disclosures - Financial Assets or Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial assets		$ 73,768	$ 131,961
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		73,768	131,922
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets			39
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets		72,360	130,180
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets		72,360	130,180
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets
Investments [member]
Statement Line Items [Line Items]
Financial assets	[1]	1,408	1,781
Investments [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]	1,408	1,742
Investments [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]		39
Investments [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	[1]

[1]	The fair value of equity securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore equity securities are classified within Level 1 of the fair value hierarchy. The fair values of equity securities and warrants that are not quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level 2 of the fair value hierarchy.